Annual Total Returns - Fidelity Advisor® Diversified International Fund [BarChart] - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-12 - Fidelity Advisor® Diversified International Fund - Fidelity Advisor Diversified International Fund-Class A
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	9.82%
Annual Return 2011	(13.72%)
Annual Return 2012	20.18%
Annual Return 2013	25.99%
Annual Return 2014	(3.27%)
Annual Return 2015	3.85%
Annual Return 2016	(2.98%)
Annual Return 2017	26.56%
Annual Return 2018	(15.56%)
Annual Return 2019	29.49%